Income Taxes	12 Months Ended
Jan. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
The components of the loss before income taxes are as follows:

	Year Ended January 31,
(in thousands)	2022	2021	2020
Domestic	$(131,478)	$(127,599)	$(123,760)
Foreign	(3,536)	1,569	176
Total loss before income taxes	$(135,014)	$(126,030)	$(123,584)
The provision for (benefit from) income taxes consists of the following (in thousands):

	Year Ended January 31,
(in thousands)	2022	2021	2020
Current
Federal	$—	$—	$—
State	15	23	29
Foreign	3,488	1,095	500
Total current tax provision	3,503	1,118	529
Deferred
Federal	30	60	—
State	(2)	30	—
Foreign	(1,421)	(135)	(399)
Total deferred tax benefit	(1,393)	(45)	(399)
Income tax provision	$2,110	$1,073	$130
A reconciliation between the U.S. federal statutory income tax and the Company’s effective tax rates as a percentage of loss before income taxes is as follows:

	Year Ended January 31,
	2022	2021	2020
Provision computed at federal statutory rate	21.0%	21.0%	21.0%
States taxes, net of federal benefit	3.7%	2.4%	2.4%
Foreign rate differential	(2.2)%	(0.8)%	(1.0)%
Revaluation gain/loss	0.9%	(5.0)%	0.1%
Tax credits	2.5%	2.3%	2.0%
Change in valuation allowance	(27.3)%	(21.3)%	(23.9)%
Other	(0.2)%	0.5%	(0.7)%
Effective tax rate	(1.6)%	(0.9)%	(0.1)%
The components of the Company’s deferred tax assets and liabilities are as follows:

	January 31,
(in thousands)	2022	2021
Deferred tax assets
Net operating loss carryforwards	$114,654	$92,570
Tax Credit carryforwards	21,245	17,679
Stock-based compensation	8,252	4,013
Deferred revenue	3,909	5,239
Excess interest expense	8,656	6,799
Other	12,208	4,826
Total deferred tax assets	168,924	131,126
Valuation allowance	(166,081)	(126,270)
Total deferred tax assets	2,843	4,856
Deferred tax liabilities
Property and equipment	—	—
Intangible assets	(2,701)	(4,432)
Total deferred tax liabilities	(2,701)	(4,432)
Net deferred tax assets	$142	$424
The Company had deferred tax assets of $168.9 million and $131.1 million before valuation allowances as of January 31, 2022 and 2021, respectively. The Company assesses the realizability of its deferred tax assets and establishes a valuation allowance if it is more-likely-than-not that some or all of its deferred tax assets will not be realized. The Company evaluates all available positive and negative evidence such as past operating results, future reversals of existing deferred tax liabilities, projected future taxable income, as well as prudent and feasible tax-planning strategies. Management believes that it is more likely than not that the majority of U.S. and foreign deferred tax assets will not be realized. Accordingly, the Company has recorded a valuation allowance against its deferred tax assets in these jurisdictions.
The net change in the total valuation allowance is as follows:

	Year Ended January 31,
(in thousands)	2022	2021	2020
Valuation allowance, beginning of year	$126,270	$102,758	$73,155
Change in valuation allowance	39,811	23,512	29,603
Valuation allowance, end of year	$166,081	$126,270	$102,758
The Company considers the undistributed earnings of its foreign subsidiaries permanently reinvested in foreign operations and has not provided for U.S. income taxes on such earnings. As of January 31, 2022, the Company’s unremitted earnings from its foreign subsidiaries were $23.1 million and the corresponding unrecognized deferred U.S. income tax liability is not material.
As of January 31, 2022, the Company had approximately $472.9 million of federal, $226.6 million of state and $0.8 million of foreign net operating loss (“NOL”) carryforwards available to offset future taxable income, which will expire in varying amounts beginning in 2023. An insignificant amount of NOL and credits carryforwards may be subject to annual limitations under Internal Revenue Code Section 382.
As of January 31, 2022, the Company had approximately $16.6 million of federal and $11.8 million of California research and development credit carryforwards available to reduce future taxable liability. The federal credit carryforwards will expire beginning in 2032 and California credits can be carried forward indefinitely.
The Company’s unrecognized tax benefits are as follows:

	Year Ended January 31,
(in thousands)	2022	2021	2020
Beginning of year	$4,714	$3,918	$3,234
Additions based on tax positions related to the current year	906	796	684
Additions for tax positions of prior years	68	—	—
End of year	$5,688	$4,714	$3,918
As of January 31, 2022, the Company had no unrecognized tax benefits that, if recognized, would affect the effective tax rate. The Company’s policy is to include interest and penalties related to unrecognized tax benefits within the provision for taxes. The Company determined that no accrual for interest and penalties was required as of January 31, 2022 and 2021 and no such expenses were incurred in the years presented.
The Company does not anticipate the total amounts of unrecognized tax benefits to significantly increase or decrease in the next twelve months.
The Company files U.S. federal, various state and foreign income tax returns. The Company is not currently under audit by any taxing authorities. All tax years remain open to examination by taxing jurisdictions to which the Company is subject.